OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Other Accounts Receivable And Prepaid Expenses Disclosure [Text Block]

NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

Other accounts receivable and prepaid expenses consisted of the following:

	December 31,
	2011	2012
Prepaid expenses	$61	$136
Current maturities of long-term receivable (see Note 3)	157	73
Government authorities	53	7
	$271	$216